Stock Plan - Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	$ 100,605	$ 2,505
Capitalized stock-based compensation	3,632	146
Total stock-based compensation	104,237	2,651
Costs of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	3,083	135
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	25,691	624
Selling, general, and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, net of amounts capitalized	$ 71,831	$ 1,746